Cover	Apr. 22, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Addentax Group Corp. (the “Company”) with the U.S. Securities and Exchange Commission on April 28, 2026 (the “Original Form 8-K”). This Amendment is being filed solely to correct a typographical error in the Share Exchange Agreement previously filed as Exhibit 10.1 to the Original Form 8-K. The Share Exchange Agreement inadvertently stated that Ms. Or Shan Shan held 14,670,000 shares of Time Is Loan Limited. The correct number is 14,680,000 shares. A corrected copy of the Share Exchange Agreement is filed as Exhibit 10.1 to this Amendment and supersedes and replaces in its entirety the version previously filed as Exhibit 10.1 to the Original Form 8-K. The corrected Share Exchange Agreement filed herewith also supersedes and replaces the Share Exchange Agreement incorporated by reference as Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on May 18, 2026.Except as expressly set forth herein, this Amendment does not amend any other information previously filed in the Original Form 8-K.
Document Period End Date	Apr. 22, 2026
Entity File Number	001-41478
Entity Registrant Name	Addentax Group Corp.
Entity Central Index Key	0001650101
Entity Tax Identification Number	35-2521028
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Kingkey 100, Block A,
Entity Address, Address Line Two	Room 4805
Entity Address, Address Line Three	Luohu District
Entity Address, City or Town	Shenzhen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	86
Local Phone Number	755 86961 405
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ATXG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false